Shareholder Fees {- Fidelity SAI Japan Stock Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity SAI International Small Cap/Japan Stock Index Funds Combo PRO-02 | Fidelity SAI Japan Stock Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none